Common Stock and Stock-Based Compensation - Schedule of Option Award Activity For Performance Milestone-based Stock Options Granted (Details) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Service-Based Stock Options [Member]
Schedule of Option Award Activity For Performance Milestone-based Stock Options Granted [Line Items]
Number of options outstanding, Balances	304,245	372,028	304,245	21,793
Weighted- Average Exercise Price, Balances	$ 31.6	$ 26.16	$ 31.6	$ 352
Weighted- Average Remaining Contractual Life (Years), Balances	9 years 6 months	9 years 2 months 12 days		6 years 1 month 6 days
Aggregate Intrinsic Value, Balances	$ 802,000		$ 802,000	$ 754,000	$ 2,561,000
Number of options outstanding, Vested and exercisable	155,366	179,314	155,366
Weighted- Average Exercise Price, Vested and exercisable	$ 54.2	$ 47.17	$ 54.2
Weighted- Average Remaining Contractual Life (Years), Vested and exercisable		8 years 10 months 24 days	9 years 1 month 6 days
Aggregate Intrinsic Value, Vested and exercisable	$ 380,000		$ 380,000
Number of options outstanding, Granted		70,859	282,528
Weighted- Average Exercise Price, Granted		$ 5.9	$ 6.8
Number of options outstanding, Exercised
Weighted- Average Exercise Price, Exercised
Number of options outstanding, Expired		(3,076)	(76)	(19,045)
Weighted- Average Exercise Price, Expired		$ 87.4	$ 87.4	$ 319
Number of options outstanding, Forfeited				(7,668)
Weighted- Average Exercise Price, Forfeited				$ 457.4
Performance Milestone-based Stock Options
Schedule of Option Award Activity For Performance Milestone-based Stock Options Granted [Line Items]
Number of options outstanding, Balances	5,106	5,106	5,106	5,106
Weighted- Average Exercise Price, Balances	$ 417	$ 417	$ 417	$ 417
Weighted- Average Remaining Contractual Life (Years), Balances	5 years 7 months 6 days	5 years 1 month 6 days		5 years 7 months 6 days
Aggregate Intrinsic Value, Balances					$ 463,000
Number of options outstanding, Vested and exercisable	1,702	1,702	1,702
Weighted- Average Exercise Price, Vested and exercisable	$ 417	$ 417	$ 417
Weighted- Average Remaining Contractual Life (Years), Vested and exercisable		5 years 1 month 6 days	5 years 7 months 6 days
Aggregate Intrinsic Value, Vested and exercisable
Number of options outstanding, Granted
Weighted- Average Exercise Price, Granted
Number of options outstanding, Exercised
Weighted- Average Exercise Price, Exercised
Number of options outstanding, Expired
Weighted- Average Exercise Price, Expired
Number of options outstanding, Forfeited				(148)
Weighted- Average Exercise Price, Forfeited